Loan Advanced - Contractor (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Total Loan Advanced to Contractor

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Loan advanced during the year	46.0	—
Expected credit loss[1]	(46.0)	—
Total loan advanced to contractor	—	—
[1]The total expected credit loss recognised in the income statement for 2025 amounted to US$46.0 million. Refer note 14.1.